Goodwill and Intangible Assets - Net Carrying Amount of Other Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 314.0	$ 247.7
Indefinite-lived Intangible Assets (Excluding Goodwill)	12.4	12.4
Total	228.3	294.6
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	313.4	247.1
Intangible assets subject to amortization	215.9	282.2
Licenses
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0.6	$ 0.6